Non-financial assets and liabilities (Details 4) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Non-financial assets and liabilities
Defined Benefit Obligation At Beginning Of Year	$ 2,864,739	$ 2,859,681	$ 2,880,627
Cost Of Interest	904,961	634,446		$ 1,092,421
Incorporation from business combination	1,857,161	0	0
Cost Of Service For The Current Year	1,407,163	127,602	187,318
Past service cost	203,029	197,283	0
Actuarial losses (gains)	1,155,337	731,366	(2,351)
Benefits Paid	(435,198)	(294,016)	(326,150)
Decrease Due To Gain On Net Monetary Position	(3,214,625)	(1,391,622)	(972,184)
Defined Benefit Obligation At Ending Of Year	$ 4,742,567	$ 2,864,740	$ 2,859,681